CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash	$ 458,674	$ 129,473	$ 178,512
Mortgage servicing rights ($814,450, $93,901 and $116,029 carried at fair value)	1,153,295	1,913,992	2,069,381
Advances	517,378	893,914	890,832
Match funded advances	1,955,618	2,409,442	2,552,383
Loans held for sale ($276,581, $401,120 and $503,753 carried at fair value)	526,972	488,612	566,660
Loans held for investment - reverse mortgages, at fair value	2,319,515	1,550,141	618,018
Goodwill		0	420,201
Receivables, net	361,572	270,596	152,516
Deferred tax assets, net	63,866	76,987	115,571
Premises and equipment, net	44,885	43,310	53,786
Other assets ($8,157, $7,335 and $0 carried at fair value)	609,279	490,811	309,143
Total assets	8,011,054	8,267,278	7,927,003
Liabilities
Match funded liabilities	1,589,846	2,090,247	2,364,814
Financing liabilities ($2,569,217, $2,058,693 and $1,249,380 carried at fair value)	2,953,518	2,258,641	1,266,973
Other secured borrowings	1,001,070	1,733,691	1,777,669
Senior unsecured notes	350,000	350,000	0
Other liabilities	1,036,165	793,534	644,595
Total liabilities	$ 6,930,599	$ 7,226,113	$ 6,054,051
Commitments and Contingencies
Mezzanine Equity
Series A Perpetual Convertible Preferred stock, $.01 par value; 200,000 shares authorized; 62,000 shares issued and outstanding at December 31, 2013		$ 0	$ 60,361
Equity
Common stock, $.01 par value; 200,000,000 shares authorized; 125,380,118, 125,215,615 and 135,176,271 shares issued and outstanding at December 31, 2014 and 2013, respectively	$ 1,254	1,252	1,352
Additional paid-in capital	527,622	515,194	818,427
Retained earnings	550,373	530,361	1,002,963
Accumulated other comprehensive loss, net of income taxes	(1,886)	(8,413)	(10,151)
Total Ocwen stockholders’ equity	1,077,363	1,038,394	1,812,591
Non-controlling interest in subsidiaries	3,092	2,771	0
Total equity	1,080,455	1,041,165	1,812,591
Total liabilities, mezzanine equity and equity	$ 8,011,054	$ 8,267,278	$ 7,927,003